Supplementary Oil and Natural Gas Disclosures (Unaudited) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 MMBbls	Dec. 31, 2010 MMBbls
Crude Oil (Mbbls) [Member]
Proved Developed and Undeveloped Reserves [Abstract]
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	5,982	0
Purchase of reserves in place		5,686
Revisions	887	723
Production	(439)	(427)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	6,430	5,982
Proved-developed reserves:
Proved Developed Reserves	3,495	4,166
Proved-undeveloped reserves:
Proved Undeveloped Reserves	2,935	1,817
Natural Gas (Mmcf) [Member]
Proved Developed and Undeveloped Reserves [Abstract]
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	5,301	0
Purchase of reserves in place		4,377
Revisions	1,338	1,572
Production	(371)	(648)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	6,268	5,301
Proved-developed reserves:
Proved Developed Reserves	3,229	3,848
Proved-undeveloped reserves:
Proved Undeveloped Reserves	3,039	1,453
Company's Share of Equity-Method Investments [Member] | Crude Oil (Mbbls) [Member]
Proved Developed and Undeveloped Reserves [Abstract]
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	3,395	3,242
Purchase of reserves in place	958	34
Revisions	412	564
Change in ownership percentage		(32)
Production	(399)	(431)
Sale of reserves in-place	(1,159)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	3,207	3,395
Proved-developed reserves:
Proved Developed Reserves	2,606	2,972
Proved-undeveloped reserves:
Proved Undeveloped Reserves	602	423
Company's Share of Equity-Method Investments [Member] | Natural Gas (Mmcf) [Member]
Proved Developed and Undeveloped Reserves [Abstract]
Proved Developed and Undeveloped Reserves, Net, Beginning Balance	20,111	23,255
Purchase of reserves in place	8,045	8
Revisions	(547)	692
Extensions, discoveries and other additions		413
Change in ownership percentage		(1,347)
Production	(906)	(2,910)
Sale of reserves in-place	(8,467)
Proved Developed and Undeveloped Reserves, Net, Ending Balance	18,236	20,111
Proved-developed reserves:
Proved Developed Reserves	14,695	18,228
Proved-undeveloped reserves:
Proved Undeveloped Reserves	3,542	1,885